Cost of Sales (Schedule of Cost of Sales) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Direct mining costs	$ 94,609	$ 101,734
Salaries and benefits	16,586	15,040
Workers' Participation	7,459	6,011
Depletion and depreciation	43,778	44,358
Royalties	6,318	4,135
Impairment of inventories		1,328
Reversal of inventory write-down	(5)
Cost of sales	168,745	172,606
Depletion and depreciation, right-of-use	2,542	2,262
Caylloma M&I Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Direct mining costs	31,738	35,712
Salaries and benefits	6,883	7,557
Workers' Participation	899	717
Depletion and depreciation	14,301	13,621
Royalties	523	750
Impairment of inventories	13	93
Cost of sales	54,357	58,450
San Jose M&I Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Direct mining costs	58,726	66,022
Salaries and benefits	6,902	7,483
Workers' Participation	6,560	5,294
Depletion and depreciation	27,856	30,737
Royalties	4,289	3,385
Impairment of inventories		1,235
Reversal of inventory write-down	(18)
Cost of sales	104,315	$ 114,156
Lindero Project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Direct mining costs	4,145
Salaries and benefits	2,801
Depletion and depreciation	1,621
Royalties	1,506
Cost of sales	$ 10,073